UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I (formerly known as Columbia Funds Trust IX)
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/06

Date of reporting period:	11/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2005 (Unaudited)	Columbia Federal Securities Fund

	Shares	Value ($)*

Mortgage-Backed Securities— 57.0%
Federal Home Loan Mortgage Corp.
3.614% 07/01/19(a)	49,606	49,548
3.641% 02/01/18(a)	28,383	28,314
4.274% 05/01/18(a)	83,916	84,920
5.500% 01/15/23	637,434	31,400
5.500% 05/15/27	675,598	51,379
7.000% 08/01/29	21	21
7.500% 04/01/07	949	958
7.500% 08/01/08	4,862	4,934
7.500% 10/01/11	25,065	26,201
7.500% 03/01/16	34,934	35,145
8.000% 04/01/07	551	557
8.000% 06/01/07	4,923	5,015
8.000% 07/01/07	1,561	1,590
8.000% 08/01/07	12,619	12,855
8.000% 12/01/07	9,337	9,530
8.000% 05/01/09	693	720
8.000% 06/01/09	28,362	28,834
8.000% 07/01/09	39,159	39,522
8.000% 09/01/09	68,719	71,403
8.000% 05/01/10	22,187	23,254
8.000% 01/01/11	18,128	18,256
8.000% 12/01/11	260,587	260,540
8.000% 05/01/16	87,353	87,337
8.000% 04/01/17	105,142	111,807
8.500% 12/01/07	27,466	28,153
8.500% 01/01/08	17,649	18,053
8.500% 02/01/08	8,609	8,815
8.500% 03/01/08	7,781	8,069
8.500% 05/01/08	198	198
8.500% 10/01/08	4,024	4,029
8.500% 05/01/09	23,294	23,320
8.500% 01/01/10	27,616	29,142
8.500% 07/01/10	15,216	15,564
8.500% 03/01/17	6,189	6,659
8.500% 06/01/17	368	397
8.500% 09/01/17	41,572	44,519
8.500% 09/01/20	146,331	156,705
8.750% 12/01/07	7,894	8,112
8.750% 05/01/08	2,738	2,845
8.750% 07/01/08	6,777	6,949

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
8.750% 08/01/08	1,160	1,162
8.750% 10/01/08	25,441	26,131
8.750% 03/01/09	18,316	19,169
8.750% 05/01/09	12,575	12,922
8.750% 11/01/09	30,721	31,869
9.000% 06/01/08	456	461
9.000% 12/01/08	2,966	3,090
9.000% 05/01/09	38,821	40,393
9.000% 06/01/09	2,823	2,853
9.000% 07/01/09	139,810	145,993
9.000% 05/01/10	4,898	4,958
9.000% 06/01/11	3,688	3,918
9.000% 12/01/16	6,499	7,010
9.000% 12/01/18	63,781	64,559
9.000% 01/01/22	128,297	139,591
9.250% 10/01/08	5,096	5,336
9.250% 11/01/08	19,899	20,835
9.250% 03/01/09	6,948	7,171
9.250% 01/01/10	253,690	265,626
9.250% 03/01/10	45,029	47,878
9.250% 07/01/10	1,890	1,996
9.250% 10/01/10	60,819	64,666
9.250% 11/01/10	27,901	28,795
9.250% 10/01/19	20,735	22,584
9.500% 10/01/08	14,131	14,834
9.500% 11/01/08	12,162	12,767
9.500% 02/01/09	19,085	19,733
9.500% 06/01/09	84,047	88,231
9.500% 07/01/09	7,786	8,249
9.500% 08/01/09	25,440	26,951
9.500% 03/01/10	590	625
9.500% 04/01/11	19,933	21,406
9.500% 05/01/12	12,971	14,004
9.500% 04/01/16	2,207	2,403
9.500% 07/01/16	1,535	1,681
9.500% 09/01/16	2,272	2,473
9.500% 10/01/16	7,977	8,703
9.500% 04/01/18	8,300	8,603
9.500% 06/01/20	2,640	2,906
9.500% 09/01/20	750	821
9.500% 06/01/21	16,203	17,734

		Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
	9.500% 01/01/29	32,847	36,584
	9.750% 11/01/08	3,355	3,511
	9.750% 12/01/08	25,283	26,456
	9.750% 04/01/09	37,317	38,936
	9.750% 09/01/16	12,076	13,043
	10.000% 09/01/18	5,355	5,810
	10.000% 11/01/19	45,218	50,134
	10.250% 01/01/09	5,729	5,923
	10.250% 06/01/09	5,972	6,346
	10.250% 09/01/09	15,216	16,099
	10.250% 10/01/09	64,076	67,445
	10.250% 06/01/10	46,451	49,312
	10.250% 10/01/10	16,416	17,279
	10.250% 08/01/13	18,967	20,343
	10.250% 11/01/13	19,198	20,207
	10.500% 11/01/09	81	84
	10.500% 09/01/13	4,829	5,062
	10.500% 01/01/16	114,889	125,988
	10.500% 06/01/17	97,368	105,999
	10.500% 08/01/19	14,691	15,541
	10.500% 09/01/19	17,983	19,225
	10.500% 01/01/20	67,333	75,038
	10.500% 04/01/21	65,854	69,662
	11.250% 10/01/09	23,761	25,543
	11.250% 02/01/10	17,550	18,940
	11.250% 04/01/11	55,252	59,865
	11.250% 10/01/12	12,639	13,480
	11.250% 08/01/13	77,376	83,392
	11.250% 02/01/15	3,835	4,149
	11.250% 07/01/15	30,581	33,082
	11.250% 09/01/15	35,352	37,142
	11.250% 12/01/15	28,694	31,300
	11.500% 02/01/15	39,175	42,777
TBA,
	5.500% 12/01/35(c)	90,556,000	89,282,602
Federal National Mortgage Association
	4.026% 07/01/27(a)	33,152	33,270
	4.770% 08/01/19(a)	27,844	28,275
	4.875% 11/01/19(a)	3,384	3,460
	4.908% 06/01/20(a)	42,974	43,694
	4.908% 07/01/20(a)	14,655	14,936
	4.997% 06/01/19(a)	22,344	22,613
	5.133% 12/01/17(a)	16,752	17,196

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
5.321% 03/01/18(a)	182,387	186,631
5.421% 12/01/31(a)	58,378	58,738
5.449% 08/01/36(a)	28,994	29,367
6.000% 12/01/08	1,403,149	1,426,292
6.000% 01/01/09	1,143,959	1,162,828
6.000% 01/01/24	452,463	456,031
6.000% 02/01/24	186,682	188,143
6.000% 03/01/24	1,223,656	1,233,230
6.000% 04/01/24	919,558	926,766
6.000% 05/01/24	269,230	271,337
6.000% 06/01/24	102,144	102,943
6.000% 08/01/24	72,370	72,936
6.000% 01/01/26	5,716	5,760
6.000% 03/01/26	77,770	78,432
6.000% 04/01/26	8,882	8,957
6.000% 05/01/26	9,651	9,733
6.000% 04/01/35	118,638,793	119,354,482
6.500% 10/01/07	850	861
6.500% 12/01/07	3,839	3,890
6.500% 01/01/09	11,926	12,158
6.500% 02/01/09	5,604	5,713
6.500% 06/01/09	2,355	2,416
6.500% 08/01/10	21,495	22,142
6.500% 12/01/10	1,934	1,992
6.500% 04/01/11	38,713	39,913
6.500% 10/01/22	25,784	26,409
6.500% 09/01/25	45,519	46,805
6.500% 11/01/25	152,283	156,586
6.500% 05/01/26	201,676	207,374
6.500% 09/01/28	16,258	16,712
6.500% 12/01/28	15,318	15,745
6.500% 01/01/29	172,248	177,052
6.500% 06/01/29	226,289	232,525
6.565% 07/01/16	4,851,874	5,253,978
7.000% 11/01/07	1,198	1,215
7.000% 06/01/09	10,100	10,329
7.000% 07/01/10	35,434	36,525
7.000% 09/01/10	25,300	26,169
7.000% 10/01/10	61,296	63,402
7.000% 10/01/12	32,996	34,330
7.000% 08/01/23	170,961	178,997

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
7.000% 10/01/23	39,073	40,909
7.000% 11/01/23	92,378	96,719
7.000% 02/01/27	8,056	8,432
7.500% 12/01/06	2,944	2,968
7.500% 02/01/08	710	711
7.500% 12/01/08	2,360	2,386
7.500% 01/01/09	8,693	8,842
7.500% 05/01/09	9,600	9,758
7.500% 06/01/09	11,806	12,009
7.500% 12/01/09	32,941	34,174
7.500% 02/01/10	2,333	2,420
7.500% 06/01/10	8,712	9,097
7.500% 11/01/11	15,455	15,908
7.500% 07/01/13	16,752	17,464
7.500% 12/01/14	1,343	1,413
7.500% 01/01/17	53,971	56,867
7.500% 02/01/18	26,754	28,176
7.500% 10/01/23	20,524	21,610
7.500% 12/01/23	63,345	66,699
8.000% 07/01/08	12,091	12,374
8.000% 12/01/08	13,297	13,569
8.000% 03/01/09	4,968	5,074
8.000% 04/01/09	67,062	68,436
8.000% 07/01/09	97,398	99,572
8.000% 08/01/09	7,475	7,539
8.000% 03/01/13	3,994	4,260
8.000% 11/01/15	5,704	6,085
8.000% 06/01/25	3,825	4,078
8.000% 08/01/27	50,799	54,151
8.000% 02/01/30	3,233	3,447
8.000% 03/01/30	10,229	10,908
8.000% 08/01/30	4,163	4,440
8.000% 10/01/30	64,850	69,157
8.000% 11/01/30	312,939	333,722
8.000% 12/01/30	106,911	114,012
8.000% 01/01/31	573,902	612,044
8.000% 02/01/31	1,363	1,454
8.000% 04/01/31	52,350	55,826
8.000% 05/01/31	64,509	68,784
8.000% 08/01/31	3,817	4,070
8.000% 09/01/31	263,151	280,591
8.000% 12/01/31	20,253	21,595

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
8.000% 03/01/32	87,208	92,980
8.000% 04/01/32	329,031	350,819
8.000% 05/01/32	741,921	791,026
8.000% 06/01/32	669,221	713,513
8.000% 07/01/32	36,824	39,260
8.000% 08/01/32	59,732	63,686
8.000% 10/01/32	51,196	54,585
8.000% 11/01/32	175,170	186,804
8.000% 02/01/33	288,653	307,758
8.000% 03/01/33	104,531	111,437
8.000% 06/01/33	25,456	27,137
8.250% 05/01/08	24,367	24,951
8.250% 06/01/08	1,615	1,655
8.250% 01/01/09	7,111	7,285
8.250% 04/01/09	1,426	1,478
8.250% 05/01/10	16,191	16,587
8.250% 09/01/11	16,129	16,770
8.500% 09/01/07	12,560	12,702
8.500% 02/01/08	36,471	37,430
8.500% 05/01/08	3,995	4,004
8.500% 11/01/08	14,628	15,188
8.500% 12/01/08	5,343	5,404
8.500% 06/01/09	29,877	30,822
8.500% 07/01/09	11,853	11,988
8.500% 03/01/10	14,722	14,889
8.500% 12/01/11	39,467	40,176
8.500% 02/01/15	4,158	4,329
8.500% 04/01/15	19,509	20,733
8.500% 05/01/15	26,338	27,610
8.500% 06/01/15	106,889	108,422
8.500% 02/01/17	3,271	3,524
8.500% 06/01/17	14,149	14,488
8.500% 07/01/17	40,912	42,888
8.500% 12/01/17	12,395	12,535
8.500% 09/01/21	57,812	60,604
9.000% 06/01/07	20,672	21,031
9.000% 08/01/07	53,788	54,561
9.000% 09/01/07	63,446	64,300
9.000% 10/01/07	11,432	11,518
9.000% 03/01/08	7,882	8,071
9.000% 05/01/08	5,147	5,164

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
9.000% 07/01/08	4,711	4,913
9.000% 12/01/08	8,986	9,262
9.000% 01/01/09	4,195	4,325
9.000% 05/01/09	156,816	162,552
9.000% 07/01/09	1,687	1,710
9.000% 09/01/09	30,138	31,429
9.000% 12/01/09	50,495	51,416
9.000% 04/01/10	1,899	1,905
9.000% 05/01/10	5,340	5,544
9.000% 06/01/10	12,339	12,867
9.000% 11/01/10	1,662	1,746
9.000% 04/01/11	11,112	11,454
9.000% 06/01/11	3,431	3,583
9.000% 09/01/13	16,829	17,347
9.000% 09/01/14	7,703	7,807
9.000% 04/01/15	8,207	8,678
9.000% 05/01/15	12,109	12,750
9.000% 07/01/15	11,200	11,545
9.000% 04/01/16	242,652	256,086
9.000% 06/01/16	9,763	10,260
9.000% 07/01/16	7,618	7,899
9.000% 09/01/16	11,739	12,335
9.000% 10/01/16	7,541	7,864
9.000% 12/01/16	6,743	7,008
9.000% 01/01/17	5,151	5,446
9.000% 02/01/17	352	370
9.000% 03/01/17	669	703
9.000% 05/01/17	5,480	5,716
9.000% 06/01/17	10,608	10,705
9.000% 08/01/17	24,910	26,176
9.000% 05/01/18	45,818	47,897
9.000% 09/01/19	2,486	2,613
9.000% 10/01/19	36,819	38,690
9.000% 11/01/19	1,323	1,391
9.000% 03/01/20	1,902	1,961
9.000% 07/01/20	3,891	4,058
9.000% 01/01/21	8,304	8,875
9.000% 08/01/21	276,409	290,456
9.000% 06/01/22	5,677	6,002
9.000% 09/01/24	51,716	56,165
9.500% 06/01/08	5,201	5,282
9.500% 12/01/10	9,596	10,083

		Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
	9.500% 03/01/11	862	906
	9.500% 06/01/15	6,169	6,589
	9.500% 03/01/16	17,807	18,436
	9.500% 04/01/16	15,962	16,772
	9.500% 06/01/16	39,524	40,920
	9.500% 02/01/17	2,732	2,935
	9.500% 07/01/17	1,507	1,584
	9.500% 01/01/19	152,039	165,569
	9.500% 04/01/20	232,010	253,481
	9.500% 07/15/21	520,695	575,115
	9.500% 08/01/21	144,568	160,623
	10.000% 10/01/06	2,016	2,056
	10.000% 04/01/20	21,525	23,373
	10.500% 03/01/14	43,977	46,442
	10.500% 12/01/15	129,093	137,996
	11.000% 08/01/15	75,572	81,295
	11.000% 12/01/15	14,732	16,598
TBA:
	5.000% 12/01/20(c)	168,415,000	165,888,775
	5.500% 12/01/20(c)	12,050,000	12,098,947
	5.500% 12/01/35(c)	42,000,000	41,356,896
	6.500% 12/01/35(c)	68,750,000	70,382,812
Government National Mortgage Association
	4.375% 05/20/22(a)	51,744	51,834
	4.375% 06/20/23(a)	34,030	34,197
	4.750% 08/20/22(a)	7,984	8,045
	6.000% 12/15/10	73,137	75,070
	6.500% 06/15/23	16,926	17,633
	6.500% 08/15/23	28,695	29,895
	6.500% 09/15/23	21,875	22,790
	6.500% 10/15/23	42,598	44,379
	6.500% 11/15/23	208,752	217,480
	6.500% 12/15/23	84,751	88,295
	6.500% 01/15/24	49,439	51,489
	6.500% 02/15/24	42,647	44,415
	6.500% 03/15/24	155,152	161,585
	6.500% 04/15/24	25,744	26,811
	6.500% 05/15/24	40,732	42,427
	6.500% 07/15/24	164,619	171,499
	6.500% 09/15/25	32,689	34,047
	6.500% 12/15/25	35,593	37,073

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
6.500% 01/15/28	37,494	39,045
6.500% 02/15/28	78,347	81,588
6.500% 07/15/28	164,874	171,693
6.500% 08/15/28	154,230	160,609
6.500% 10/15/28	132,261	137,731
6.500% 11/15/28	45,067	46,931
6.500% 12/15/28	268,803	279,920
6.500% 01/15/29	245,993	255,996
6.500% 02/15/29	47,864	49,811
7.000% 02/15/09	1,120	1,156
7.000% 03/15/22	9,228	9,700
7.000% 04/15/22	2,535	2,664
7.000% 10/15/22	5,627	5,914
7.000% 11/15/22	12,529	13,169
7.000% 01/15/23	223,592	235,504
7.000% 03/15/23	3,042	3,204
7.000% 05/15/23	96,456	101,596
7.000% 06/15/23	27,192	28,642
7.000% 07/15/23	6,530	6,878
7.000% 10/15/23	112,290	118,272
7.000% 12/15/23	86,570	91,089
7.000% 01/15/24	2,297	2,419
7.000% 03/15/24	4,621	4,867
7.000% 10/15/24	63,615	67,004
7.000% 08/15/25	2,493	2,624
7.000% 09/15/25	4,620	4,864
7.000% 10/15/25	162,859	171,477
7.000% 12/15/25	62,572	65,883
7.000% 01/15/26	62,451	65,761
7.000% 02/15/26	74,850	78,818
7.000% 03/15/26	10,206	10,746
7.000% 04/15/26	5,032	5,298
7.000% 05/15/26	1,658	1,746
7.000% 06/15/26	69,507	73,191
7.000% 11/15/26	101,646	107,027
7.000% 12/15/26	1,286	1,354
7.000% 01/15/27	5,192	5,463
7.000% 02/15/27	8,517	8,961
7.000% 04/15/27	4,192	4,410
7.000% 08/15/27	1,632	1,716
7.000% 09/15/27	87,865	92,438
7.000% 10/15/27	98,874	104,019

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
7.000% 11/15/27	286,850	301,777
7.000% 12/15/27	481,895	506,971
7.000% 01/15/28	104,530	109,881
7.000% 02/15/28	99,411	104,587
7.000% 03/15/28	206,775	217,416
7.000% 04/15/28	178,384	187,514
7.000% 05/15/28	54,327	57,108
7.000% 06/15/28	18,126	19,054
7.000% 07/15/28	685,332	720,410
7.000% 09/15/28	29,169	30,662
7.000% 12/15/28	190,211	199,946
7.000% 01/15/29	2,226	2,339
7.000% 02/15/29	4,167	4,379
7.000% 03/15/29	38,403	40,348
7.000% 04/15/29	62,324	65,481
7.000% 05/15/29	49,661	52,177
7.000% 06/15/29	36,475	38,323
7.000% 07/15/29	89,261	93,785
7.000% 08/15/29	81,492	85,623
7.000% 09/15/29	48,592	51,055
7.000% 10/15/29	22,823	23,980
7.500% 04/15/06	987	997
7.500% 12/15/06	3,139	3,168
7.500% 02/15/07	17,430	17,785
7.500% 03/15/07	4,936	5,036
7.500% 04/15/22	19,982	21,248
7.500% 10/15/23	94,948	100,919
7.500% 07/15/25	8,707	9,226
7.500% 08/15/25	177,139	187,684
7.500% 10/15/25	22,067	23,380
7.500% 12/15/25	48,331	51,208
8.000% 09/15/06	19	20
8.000% 08/15/07	465	476
8.000% 04/15/08	189	195
8.000% 11/15/14	35,708	38,150
8.000% 06/20/17	206,525	219,781
8.000% 07/20/17	32,275	34,346
8.000% 06/15/22	91,013	97,323
8.000% 02/15/23	103,742	110,931
8.000% 03/20/23	1,059	1,127
8.000% 06/15/23	2,439	2,608

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
8.000% 07/15/23	3,583	3,832
8.000% 07/15/26	110,966	118,789
8.000% 07/15/29	7,876	8,424
8.500% 10/15/09	11,241	11,853
8.500% 12/15/21	5,537	6,024
8.500% 01/15/22	122,697	133,648
8.500% 09/15/22	19,082	20,785
8.500% 10/15/22	6,062	6,603
8.500% 11/20/22	78,201	84,869
8.500% 12/15/22	7,093	7,715
8.750% 12/15/21	115,956	125,601
8.850% 01/15/19	105,360	114,330
8.850% 05/15/19	75,330	81,743
8.850% 07/15/19	5,191	5,632
9.000% 06/15/07	2,485	2,569
9.000% 08/15/08	51,658	53,952
9.000% 09/15/08	67,190	70,170
9.000% 10/15/08	11,445	11,953
9.000% 11/15/08	46,448	48,511
9.000% 12/15/08	40,834	42,646
9.000% 01/15/09	25,264	26,591
9.000% 02/15/09	28,907	30,426
9.000% 03/15/09	92,466	97,320
9.000% 04/15/09	3,842	4,043
9.000% 05/15/09	150,228	158,116
9.000% 06/15/09	163,031	171,591
9.000% 12/15/09	17,584	18,508
9.000% 05/15/16	27,448	29,717
9.000% 06/15/16	29,340	31,766
9.000% 07/15/16	52,571	56,918
9.000% 08/15/16	1,751	1,897
9.000% 09/15/16	28,997	31,396
9.000% 10/15/16	48,682	52,707
9.000% 11/15/16	13,928	15,078
9.000% 11/20/16	125,375	135,241
9.000% 12/15/16	1,488	1,612
9.000% 01/15/17	111,189	120,642
9.000% 02/15/17	2,447	2,655
9.000% 03/15/17	1,403	1,523
9.000% 03/20/17	59,060	63,845
9.000% 05/15/17	3,267	3,544
9.000% 06/15/17	44,945	48,767

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
9.000% 06/20/17	118,109	127,677
9.000% 07/15/17	718	779
9.000% 09/15/17	21,451	23,275
9.000% 10/15/17	19,792	21,402
9.000% 12/15/17	11,575	12,519
9.000% 04/15/18	2,383	2,591
9.000% 04/20/18	208,001	225,277
9.000% 05/20/18	54,622	59,158
9.000% 08/15/19	1,002	1,092
9.000% 12/15/19	521	567
9.000% 04/15/20	1,147	1,251
9.000% 05/20/21	6,185	6,731
9.000% 09/15/21	550	601
9.000% 02/15/25	141,087	154,716
9.250% 10/15/16	135,126	146,962
9.250% 05/15/18	17,559	19,194
9.250% 07/15/21	76,892	84,501
9.250% 09/15/21	36,199	39,781
9.500% 06/15/09	123,897	131,533
9.500% 07/15/09	57,895	61,463
9.500% 08/15/09	137,965	146,467
9.500% 09/15/09	124,692	132,376
9.500% 10/15/09	61,718	65,522
9.500% 02/20/18	60,352	66,299
9.500% 12/20/24	20,328	22,448
9.500% 01/20/25	17,897	19,766
10.000% 10/15/17	354	394
10.000% 12/15/17	2,352	2,614
10.000% 07/20/18	20,681	22,899
10.000% 11/15/18	1,011	1,124
10.000% 12/15/18	480	534
10.000% 03/15/19	1,626	1,808
10.000% 04/15/20	890	991
10.000% 11/15/20	13,117	14,601
10.500% 02/15/10	5,463	5,895
10.500% 09/15/10	890	961
10.500% 06/15/11	17,250	18,778
10.500% 06/15/12	18,325	20,096
10.500% 03/15/13	488	538
10.500% 06/15/13	6,628	7,312
10.500% 07/15/13	11,374	12,547

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
10.500% 11/15/13	22,042	24,316
10.500% 08/15/15	9,794	10,884
10.500% 09/15/15	29,140	32,382
10.500% 10/15/15	11,142	12,381
10.500% 12/15/15	11,513	12,795
10.500% 01/15/16	37,209	41,461
10.500% 01/20/16	253	279
10.500% 02/15/16	12,076	13,456
10.500% 03/15/16	11,077	12,342
10.500% 12/15/16	489	499
10.500% 07/15/17	14,394	16,075
10.500% 10/15/17	6,038	6,743
10.500% 11/15/17	95,911	107,111
10.500% 12/15/17	103,139	115,183
10.500% 01/15/18	57,657	64,478
10.500% 02/15/18	70,350	78,718
10.500% 03/15/18	54,182	60,626
10.500% 04/15/18	124,397	139,192
10.500% 06/15/18	9,167	10,258
10.500% 07/15/18	64,463	72,130
10.500% 08/15/18	21,844	24,441
10.500% 09/15/18	26,540	29,696
10.500% 10/15/18	9,324	10,434
10.500% 12/15/18	14,418	16,058
10.500% 02/15/19	8,655	9,699
10.500% 03/15/19	10,322	11,568
10.500% 04/15/19	88,068	98,702
10.500% 05/15/19	52,335	58,654
10.500% 06/15/19	86,340	96,765
10.500% 06/20/19	11,755	13,128
10.500% 07/15/19	128,383	143,883
10.500% 07/20/19	7,526	8,405
10.500% 08/15/19	24,131	27,045
10.500% 08/20/19	19,661	21,956
10.500% 09/15/19	33,672	37,257
10.500% 09/20/19	14,652	16,362
10.500% 10/15/19	11,853	13,285
10.500% 12/15/19	62,090	69,587
10.500% 02/15/20	2,531	2,841
10.500% 03/15/20	20,653	23,178
10.500% 04/15/20	13,840	15,533
10.500% 05/15/20	7,824	8,780

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
10.500% 07/15/20	21,498	24,127
10.500% 08/15/20	42,282	47,452
10.500% 09/15/20	17,091	19,181
10.500% 10/15/20	154	173
10.500% 11/15/20	4,593	5,154
10.500% 12/15/20	867	973
10.500% 01/15/21	2,945	3,309
10.500% 04/15/21	5,378	6,042
10.500% 08/15/21	251,577	281,052
10.625% 05/15/10	10,543	11,351
11.000% 12/15/09	31,731	34,130
11.000% 01/15/10	347	375
11.000% 02/15/10	27,252	29,435
11.000% 03/15/10	15,493	16,773
11.000% 07/15/10	13,853	14,998
11.000% 08/15/10	44,889	48,530
11.000% 09/15/10	76,097	82,277
11.000% 10/15/10	22,885	24,700
11.000% 11/15/10	5,268	5,684
11.000% 04/15/11	6,319	6,867
11.000% 01/15/13	10,669	11,639
11.000% 02/15/13	1,973	2,152
11.000% 07/15/13	22,392	24,429
11.000% 08/15/15	29,911	32,730
11.000% 09/15/15	46,608	51,002
11.000% 10/15/15	27,669	30,278
11.000% 11/15/15	99,524	108,900
11.000% 12/15/15	94,294	103,184
11.000% 01/15/16	40,605	44,484
11.000% 02/15/16	3,258	3,569
11.000% 03/15/16	4,329	4,742
11.000% 07/15/16	43,047	47,161
11.000% 07/15/17	366	387
11.000% 08/15/18	5,917	6,496
11.000% 09/15/18	114,833	126,052
11.000% 11/15/18	10,715	11,762
11.000% 12/15/18	39,652	43,526
11.000% 06/20/19	15,373	16,826
11.000% 07/20/19	295	321
11.000% 08/15/19	1,779	1,955
11.000% 09/20/19	3,888	4,244

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
11.000% 10/15/20	9,898	10,882
11.000% 12/15/20	27,844	30,610
11.000% 02/15/21	7,235	7,958
11.000% 03/15/21	10,587	11,645
11.500% 03/15/10	11,787	12,867
11.500% 04/15/10	10,711	11,692
11.500% 07/15/10	7,105	7,755
11.500% 09/15/10	30,439	33,228
11.500% 10/15/10	36,796	40,167
11.500% 05/15/11	3,251	3,565
11.500% 09/15/11	5,081	5,571
11.500% 01/15/13	41,546	45,771
11.500% 02/15/13	105,031	115,795
11.500% 03/15/13	198,602	218,593
11.500% 04/15/13	205,755	226,810
11.500% 05/15/13	240,512	265,106
11.500% 06/15/13	129,074	142,243
11.500% 07/15/13	114,181	125,797
11.500% 08/15/13	35,140	38,742
11.500% 09/15/13	42,046	45,924
11.500% 11/15/13	9,134	10,070
11.500% 01/15/14	4,895	5,400
11.500% 02/15/14	63,560	70,116
11.500% 08/15/15	4,956	5,469
11.500% 09/15/15	13,499	14,778
11.500% 10/15/15	20,963	23,024
11.500% 11/15/15	7,770	8,574
11.500% 12/15/15	13,525	14,926
11.500% 01/15/16	8,035	8,871
11.500% 02/15/16	8,233	9,090
11.500% 02/20/16	15,997	17,598
11.500% 03/15/16	8,881	9,806
11.500% 11/15/17	9,098	10,056
11.500% 12/15/17	11,063	12,228
11.500% 01/15/18	18,242	20,179
11.500% 02/15/18	4,784	5,292
11.500% 02/20/18	1,462	1,611
11.500% 05/15/18	8,851	9,791
11.500% 11/15/19	6,670	7,384
11.750% 07/15/13	29,560	33,263
11.750% 09/15/13	10,479	11,791
11.750% 07/15/15	46,595	51,302

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
12.000% 07/15/11	2,751	3,025
12.000% 11/15/12	5,132	5,773
12.000% 12/15/12	147,938	166,454
12.000% 01/15/13	129,490	146,856
12.000% 02/15/13	73,985	83,785
12.000% 03/15/13	19,616	22,252
12.000% 05/15/13	29,376	33,323
12.000% 06/15/13	9,499	10,775
12.000% 08/15/13	51,306	58,109
12.000% 09/15/13	97,187	110,248
12.000% 09/20/13	3,164	3,576
12.000% 10/15/13	13,282	15,066
12.000% 12/15/13	23,651	26,829
12.000% 01/15/14	46,645	53,025
12.000% 01/20/14	5,998	6,787
12.000% 02/15/14	88,128	100,590
12.000% 02/20/14	24,208	27,535
12.000% 03/15/14	182,449	208,256
12.000% 03/20/14	10,593	12,049
12.000% 04/15/14	96,656	110,209
12.000% 04/20/14	39,257	44,653
12.000% 05/15/14	150,764	172,090
12.000% 06/15/14	48,044	54,093
12.000% 07/15/14	15,872	18,116
12.000% 08/20/14	2,370	2,696
12.000% 01/15/15	30,407	33,721
12.000% 02/15/15	77,309	85,737
12.000% 03/15/15	54,627	60,583
12.000% 03/20/15	245	271
12.000% 04/15/15	53,831	59,494
12.000% 05/15/15	23,236	25,770
12.000% 06/15/15	24,201	26,831
12.000% 07/15/15	40,461	44,872
12.000% 08/15/15	41,330	45,836
12.000% 09/20/15	16,821	18,588
12.000% 10/15/15	16,346	18,129
12.000% 11/15/15	8,923	9,896
12.000% 12/20/15	1,676	1,852
12.000% 01/15/16	5,259	5,837
12.000% 02/15/16	7,908	8,776
12.000% 02/20/16	5,425	5,999

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
12.250% 09/15/13	28,790	31,740
12.250% 02/15/14	53,731	59,338
12.250% 03/15/14	7,190	7,941
12.250% 04/15/14	22,184	24,500
12.500% 04/15/10	82,370	90,638
12.500% 05/15/10	100,814	111,051
12.500% 06/15/10	140,234	154,472
12.500% 07/15/10	85,501	94,218
12.500% 08/15/10	14,650	16,151
12.500% 09/15/10	4,764	5,252
12.500% 10/15/10	25,468	28,076
12.500% 11/15/10	138,515	152,554
12.500% 12/15/10	251,047	276,468
12.500% 01/15/11	36,644	40,519
12.500% 05/15/11	17,751	19,628
12.500% 10/15/13	54,612	60,690
12.500% 10/20/13	24,125	26,713
12.500% 11/15/13	162,310	180,375
12.500% 12/15/13	53,608	59,546
12.500% 01/15/14	33,969	37,822
12.500% 05/15/14	97,590	108,661
12.500% 06/15/14	67,906	75,610
12.500% 07/15/14	2,801	3,119
12.500% 07/20/14	9,164	10,167
12.500% 08/15/14	13,327	14,839
12.500% 09/20/14	2,875	3,190
12.500% 10/20/14	7,495	8,315
12.500% 11/15/14	7,333	8,052
12.500% 12/15/14	73,612	81,963
12.500% 01/15/15	82,272	91,520
12.500% 03/15/15	7,996	8,918
12.500% 04/15/15	2,697	3,008
12.500% 05/15/15	19,760	22,039
12.500% 05/20/15	28,230	31,222
12.500% 06/15/15	15,359	17,131
12.500% 07/15/15	29,088	32,443
12.500% 07/20/15	3,353	3,726
12.500% 08/15/15	25,962	28,956
12.500% 10/15/15	34,884	38,908
12.500% 11/20/15	9,765	10,852
13.000% 01/15/11	64,857	71,579
13.000% 02/15/11	54,516	60,638

	Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
13.000% 03/15/11	40,182	44,697
13.000% 04/15/11	139,962	155,688
13.000% 06/15/11	14,129	15,716
13.000% 06/15/12	32,613	36,359
13.000% 10/15/12	16,460	18,351
13.000% 11/15/12	8,017	8,938
13.000% 12/15/12	5,980	6,667
13.000% 02/15/13	15,675	17,514
13.000% 05/15/13	4,493	5,020
13.000% 09/15/13	19,634	21,937
13.000% 09/20/13	24,587	27,373
13.000% 10/15/13	60,309	67,384
13.000% 06/15/14	33,967	38,036
13.000% 06/20/14	1,194	1,332
13.000% 07/15/14	17,449	19,539
13.000% 07/20/14	2,222	2,479
13.000% 08/15/14	15,060	16,863
13.000% 09/15/14	24,453	27,232
13.000% 10/15/14	21,886	24,469
13.000% 11/15/14	44,698	50,360
13.000% 12/15/14	31,693	35,489
13.000% 01/15/15	4,947	5,549
13.000% 03/15/15	13,538	15,105
13.000% 06/15/15	7,582	8,504
13.000% 01/15/16	26,304	29,545
13.500% 05/15/10	15,267	17,048
13.500% 06/15/10	2,012	2,247
13.500% 07/15/10	1,939	2,165
13.500% 10/15/10	10,657	11,900
13.500% 04/15/11	6,814	7,635
13.500% 05/15/11	57,329	64,231
13.500% 10/15/12	3,102	3,484
13.500% 11/15/12	55,000	61,781
13.500% 06/15/13	10,260	11,549
13.500% 07/15/14	11,487	12,959
13.500% 08/15/14	40,667	45,875
13.500% 08/20/14	6,333	7,119
13.500% 09/15/14	12,666	14,288
13.500% 09/20/14	6,131	6,891
13.500% 10/15/14	19,552	22,055
13.500% 11/15/14	12,794	14,432

		Par ($)	Value ($)
Mortgage-Backed Securities— (continued)
	13.500% 11/20/14	54,673	61,456
	13.500% 12/15/14	10,086	11,378
	13.500% 12/20/14	12,161	13,670
	13.500% 01/15/15	14,546	16,438
	13.500% 02/15/15	24,717	27,932
	13.500% 02/20/15	9,584	10,793
	13.500% 04/15/15	4,375	4,944
	13.500% 06/15/15	5,217	5,896
	14.000% 06/15/11	6,180	6,830
	14.000% 03/15/12	5,662	6,404
	14.500% 10/15/12	7,391	8,402
	15.000% 09/15/11	43,044	49,105
	15.000% 07/15/12	2,848	3,259
	Total Mortgage-Backed Securities (cost of $545,658,320)		545,045,830
Government Agencies & Obligations– 45.8%
U.S. GOVERNMENT OBLIGATIONS– 45.8%
AID-Israel
	5.500% 04/26/24	10,000,000	10,171,300
Federal Home Loan Bank
	3.875% 06/14/13	1,750,000	1,640,583
Small Business Administration
	7.600% 01/01/12	320,988	335,623
	8.200% 10/01/11	159,387	168,281
	8.250% 11/01/11	588,725	622,771
	8.650% 11/01/14	541,533	583,184
	8.850% 08/01/11	72,619	77,145
	9.150% 07/01/11	280,801	298,967
U.S. Treasury Bonds
	5.375% 02/15/31	1,600,000	1,758,000
	5.500% 08/15/28	37,885,000	41,538,819
	6.125% 11/15/27	5,395,000	6,355,143
	6.500% 11/15/26(b)	26,944,000	32,908,512
	6.750% 08/15/26	12,888,000	16,137,181
	6.875% 08/15/25	3,900,000	4,915,981
	7.125% 02/15/23	11,619,000	14,747,056
	7.250% 08/15/22	10,346,000	13,225,095
	8.750% 08/15/20	13,446,000	19,042,897
U.S. Treasury Notes
	1.875% 12/31/05	60,790,000	60,666,536
	4.000% 02/15/14	2,055,000	1,980,907

		Par ($)	Value ($)
Government Agencies & Obligations— (continued)

U.S. GOVERNMENT OBLIGATIONS— (continued)
	4.250% 08/15/14	1,350,000	1,322,631
	4.625% 05/15/06	19,059,000	19,087,284
	4.875% 02/15/12	80,000	81,703
	5.000% 02/15/11	60,538,000	62,141,288
	6.125% 08/15/07	20,672,000	21,248,563
	6.500% 10/15/06	2,356,000	2,396,679
	6.500% 02/15/10	51,336,000	55,344,623
	6.875% 05/15/06	10,391,000	10,509,114
	7.000% 07/15/06	24,690,000	25,072,893
U.S. Treasury STRIPS
	02/15/09	5,500,000	4,777,789
	05/15/17	8,000,000	4,651,496
	05/15/23	7,800,000	3,344,804
	U.S. GOVERNMENT OBLIGATIONS TOTAL		437,152,848
	Total Government Agencies & Obligations (cost of $431,912,129)		437,152,848
Asset-Backed Securities — 7.5%

Bank One Issuance Trust
	4.230% 12/15/10(a)	10,800,000	10,839,852
Capital One Multi-Asset Execution Trust
	4.370% 05/16/11(a)	10,000,000	10,075,400
Chase Credit Card Master Trust
	4.230% 07/15/10(a)	10,000,000	10,035,000
Chase Funding Mortgage Loan
	5.587% 02/25/32	2,000,000	1,990,640
	5.850% 02/25/32	4,800,000	4,754,640
	6.150% 06/25/31	5,000,000	4,986,600
	6.899% 03/25/13	3,000,000	3,023,850
First Alliance Mortgage Loan Trust
	8.225% 09/20/27	343,742	343,835
Green Tree Financial Corp.
	7.850% 08/15/25	9,100,000	7,927,192
MBNA Credit Card Master Note Trust
	4.450% 08/15/16	5,000,000	4,703,350
Preferred Mortgage Asset Trust
	8.400% 09/25/12	14,218	14,200
Residential Asset Mortgage Products
	4.120% 06/25/33	4,230,000	4,034,405

		Par ($)	Value ($)
Asset-Backed Securities— (continued)
	5.600% 12/25/33	5,500,000	5,445,110
Residential Asset Securities Corporation
	6.656% 04/25/32	2,429,676	2,451,662
Residential Funding Mortgage Securities, inc.
	6.460% 01/25/27	1,196,284	1,193,222
	6.650% 04/25/32	22,191	22,123
	Total Asset-Backed Securities (cost of $73,238,672)		71,841,081
Corporate Fixed-Income Bonds & Notes— 4.1%

BASIC MATERIALS— 1.2%
Chemicals— 0.7%
Dow Chemical Co.
	6.125% 02/01/11	6,000,000	6,273,840
	Chemicals Total		6,273,840
Metals & Mining— 0.5%
Alcoa, Inc.
	6.000% 01/15/12	5,000,000	5,214,850
	Metals & Mining Total		5,214,850
	BASIC MATERIALS TOTAL		11,488,690
COMMUNICATIONS— 1.8%
Media— 1.1%
Gannett Co., Inc.
	6.375% 04/01/12	5,000,000	5,208,900
Viacom, Inc.
	6.625% 05/15/11	5,000,000	5,195,900
	Media Total		10,404,800
Telecommunication Services— 0.7%
Verizon Global Funding Corp.
	7.250% 12/01/10	6,000,000	6,513,780
	Telecommunication Services Total		6,513,780
	COMMUNICATIONS TOTAL		16,918,580
CONSUMER CYCLICAL— 0.5%
Retail— 0.5%
Target Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL— (continued)
Retail— (continued)
	5.875% 03/01/12	5,000,000	5,248,000
	Retail Total		5,248,000
	CONSUMER CYCLICAL TOTAL		5,248,000
FINANCIALS— 0.6%
Diversified Financial Services— 0.6%
Boeing Capital Corp.
	6.500% 02/15/12	5,000,000	5,364,650
Export Funding Trust
	8.210% 12/29/06	365,119	371,640
	Diversified Financial Services Total		5,736,290
	FINANCIALS TOTAL		5,736,290
	Total Corporate Fixed-Income Bonds & Notes (cost of $37,892,734)		39,391,560
Collateralized Mortgage Obligations— 1.2%
NON-AGENCY— 1.2%
Countrywide Home Loans, Inc.
	6.000% 01/25/33	2,300,475	2,317,797
First Horizon Asset Securities, Inc.
	5.117% 10/25/33(a)	1,855,219	1,701,848
Residential Accredit Loans, Inc.
	6.250% 03/25/17	3,421,662	3,408,797
Residential Funding Mortgage Securities, Inc.
	6.500% 03/25/32	1,053,079	1,046,518
	6.500% 03/25/32	789,809	766,715
Tryon Mortgage Funding, Inc.
	7.500% 02/20/27	46,093	45,976
Vendee Mortgage Trust
	0.446% 09/15/27(d)	8,917,606	98,660
	0.304% 03/15/29(d)	10,547,592	87,352
Washington Mutual Mortgage Loan Trust
	4.991% 01/25/40(a)	1,922,358	1,933,680
	NON AGENCY TOTAL		11,407,343
	Total Collateralized Mortgage Obligations cost of $11,720,740)		11,407,343

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities— 0.3%
Merrill Lynch Mortgage Investors, Inc.
	1.030% 12/15/30	8,849,713	247,526
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	2,325,544	2,357,148

	Total Commercial Mortgage-Backed Securities (cost of $2,713,743)		2,604,674
Short-Term Obligation — 23.2%
	Repurchase agreement with Greenwich Capital, dated 11/30/05, due 12/01/05 at 3.950%, collateralized by U.S. Treasury Bonds and Notes maturing 10/15/13, market value of $228,517,911 (repurchase proceeds $222,097,366)	222,073,000	222,073,000

	Total Short-Term Obligation (cost of $222,073,000)		222,073,000

	Total Investments — 139.1% (cost of $1,322,101,509)(e)(f)		1,329,516,336

	Other Assets & Liabilities, Net — (39.1)%		(373,776,117)

	Net Assets — 100.0%		955,740,219

Notes to Investment Portfolio:

*                                         Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)                                  The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2005.

(b)           A portion of this security with a market value of $1,728,239 is pledged as collateral for open futures contracts.

(c)           Security purchased on a delayed delivery basis.

(d)           Accrued interest accumulates in the value of this security and is payable at redemption.

(e)           Cost for federal income tax purposes is $1,325,209,338.

(f)                                    Unrealized appreciation and depreciation at November 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$15,933,502	$(11,626,504)	$4,306,998

At November 30, 2005, the Fund held the following open long futures contracts:

					Unrealized
	Number of		Aggregate	Expiration	Appreciation
Type	Contracts	Value	Face Value	Date	(Depreciation)
10-Year U.S. Treasury Notes	155	$16,822,344	$16,874,056	Mar-06	$(51,712)

At November 30, 2005, the Fund held the following open short futures contracts:

					Unrealized
	Number of		Aggregate	Expiration	Appreciation
Type	Contracts	Value	Face Value	Date	(Depreciation)
5-Year U.S. Treasury Notes	483	$51,167,812	$51,372,696	Mar-06	$204,884
U.S. Treasury Bonds	64	$7,170,000	$7,177,648	Mar-06	7,648
					$212,532

Acronym	Name
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO

November 30, 2005 (Unaudited)	Columbia International Stock Fund

		Shares	Value ($)*
Common Stocks – 99.5%
CONSUMER DISCRETIONARY – 10.0%
Auto Components – 1.7%
	Compagnie Generale des Etablissements Michelin, Class B	112,230	6,101,858
	Continental AG	97,500	8,247,640
	Denso Corp.	268,300	8,232,313
	Auto Components Total		22,581,811
Automobiles – 3.0%
	Hyundai Motor Co. (a)	78,400	6,427,954
	Nissan Motor Co., Ltd.	401,800	4,126,768
	Renault SA	71,782	5,590,053
	Toyota Motor Corp.	494,000	23,901,231
	Automobiles Total		40,046,006
Distributors – 0.2%
	Li & Fung Ltd.	1,325,000	2,670,820
	Distributors Total		2,670,820
Hotels, Restaurants & Leisure – 0.8%
	Accor SA	96,600	5,115,485
	City Developments Ltd.	1,114,200	5,417,589
	Hotels, Restaurants & Leisure Total		10,533,074
Household Durables – 1.9%
	Daiwa House Industry Co., Ltd.	403,000	5,583,681
	Matsushita Electric Industrial Co., Ltd.	551,000	11,115,023
	Sharp Corp.	180,000	2,777,953
	Sony Corp.	141,000	5,225,337
	Household Durables Total		24,701,994
Leisure Equipment & Products – 0.5%
	Fuji Photo Film Co., Ltd.	79,400	2,543,066
	Sega Sammy Holdings, Inc.	142,700	4,566,719
	Leisure Equipment & Products Total		7,109,785
Media – 1.1%
	British Sky Broadcasting Group PLC	720,100	6,113,991
	Pearson PLC	307,200	3,556,017
	Vivendi Universal SA	174,000	5,019,871
	Media Total		14,689,879
Specialty Retail – 0.8%
	Esprit Holdings Ltd.	410,100	2,881,952

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Yamada Denki Co., Ltd.	73,300	7,447,657
	Specialty Retail Total		10,329,609
	CONSUMER DISCRETIONARY TOTAL		132,662,978
CONSUMER STAPLES – 7.3%
Beverages – 0.6%
	Diageo PLC	527,786	7,598,975
	Beverages Total		7,598,975
Food & Staples Retailing – 0.5%
	FamilyMart Co., Ltd.	54,200	1,602,442
	Lawson, Inc.	43,200	1,719,736
	Tesco PLC	750,220	3,924,756
	Food & Staples Retailing Total		7,246,934
Food Products – 3.3%
	Nestle SA, Registered Shares	89,820	26,459,292
	Royal Numico NV (a)	148,525	6,102,446
	Unilever PLC	1,179,231	11,515,625
	Food Products Total		44,077,363
Household Products – 1.1%
	Kao Corp.	300,000	7,039,636
	Reckitt Benckiser PLC	222,987	6,872,534
	Household Products Total		13,912,170
Tobacco – 1.8%
	British American Tobacco PLC	519,586	11,333,499
	Imperial Tobacco Group PLC	205,694	6,118,356
	Japan Tobacco, Inc.	444	5,957,288
	Tobacco Total		23,409,143
	CONSUMER STAPLES TOTAL		96,244,585
ENERGY – 8.1%
Energy Equipment & Services – 0.7%
	Saipem S.p.A.	469,200	7,185,312
	Stolt Offshore S.A. (a)	237,000	2,462,414
	Energy Equipment & Services Total		9,647,726
Oil, Gas & Consumable Fuels– 7.4%
	BG Group PLC	749,395	6,963,712
	BP PLC	926,540	10,175,704
	BP PLC, ADR	186,730	12,294,303
	CNOOC Ltd.	8,307,000	5,531,685
	EnCana Corp.	150,300	6,669,550

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels– (continued)
	ENI S.p.A.	360,131	9,765,667
	LUKOIL, ADR	54,000	3,070,857
	OMV AG	64,250	3,540,562
	Royal Dutch Shell PLC, Class A	288,795	8,903,391
	Royal Dutch Shell PLC, Class B	260,524	8,426,675
	Statoil ASA	210,000	4,590,440
	Total SA	73,030	18,251,887
	Oil, Gas & Consumable Fuels Total		98,184,433
	ENERGY TOTAL		107,832,159
FINANCIALS – 31.0%
Capital Markets – 3.4%
	Credit Suisse Group, Registered Shares	240,100	11,639,821
	Deutsche Bank AG, Registered Shares	131,459	12,834,914
	Nomura Holdings, Inc.	531,500	8,836,507
	UBS AG, Registered Shares	122,800	11,267,657
	Capital Markets Total		44,578,899
Commercial Banks – 17.1%
	Kasikornbank Public Co., Ltd., Foreign Shares	4,338,200	6,729,822
	Anglo Irish Bank Corp., PLC	229,900	3,146,999
	Australia & New Zealand Banking Group Ltd.	501,500	8,826,119
	Banco Bilbao Vizcaya Argentaria SA	980,200	17,275,855
	Banco Santander Central Hispano SA	930,200	11,798,911
	Bangkok Bank Public Co., Ltd., NVDR	1,198,800	2,892,001
	Barclays PLC	1,625,410	16,498,972
	BNP Paribas SA	227,711	17,922,350
	Chinatrust Financial Holding Co., Ltd.	6,274,724	5,035,162
	Commerzbank AG	374,200	11,028,443
	DNB NOR ASA	255,400	2,679,159
	ForeningsSparbanken AB	133,000	3,398,542
	HBOS PLC	676,800	10,172,000
	HSBC Holdings PLC	1,356,200	21,649,716
	Kasikornbank Public Co., Ltd., NVDR	384,600	568,811
	Kookmin Bank	129,900	8,521,761
	Mitsubishi UFJ Financial Group, Inc.	1,007	12,728,038
	Mitsui Trust Holdings, Inc.	296,000	3,625,671
	Mizuho Financial Group, Inc.	1,572	11,022,240
	National Bank of Greece SA	205,971	8,032,681
	Oversea-Chinese Banking Corp., Ltd.	829,000	3,179,535

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Societe Generale	135,649	16,079,017
	Standard Chartered PLC	213,100	4,543,426
	Sumitomo Mitsui Financial Group, Inc.	696	6,521,915
	United Overseas Bank Ltd.	757,900	6,493,864
	Westpac Banking Corp.	347,100	5,714,009
	Commercial Banks Total		226,085,019
Consumer Finance – 0.9%
	Aiful Corp.	49,050	3,706,363
	ORIX Corp.	24,700	5,294,068
	Takefuji Corp.	46,300	3,118,997
	Consumer Finance Total		12,119,428
Diversified Financial Services – 1.5%
	Fortis	182,600	5,411,344
	ING Groep NV	365,440	11,807,657
	Suncorp-Metway Ltd.	193,000	2,812,314
	Diversified Financial Services Total		20,031,315
Insurance – 6.2%
	Allianz AG, Registered Shares	101,814	14,792,117
	Aviva PLC	943,700	11,148,943
	AXA	472,080	14,157,320
	Cathay Financial Holding Co., Ltd.	3,287,600	5,937,306
	Mitsui Sumitomo Insurance Co., Ltd.	557,000	6,329,705
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	35,100	4,579,701
	QBE Insurance Group Ltd.	359,200	5,034,450
	Sampo Oyj, Class A	683,800	11,121,832
	Samsung Fire & Marine Insurance Co., Ltd.	44,400	4,620,293
	Storebrand ASA	423,900	3,871,692
	Insurance Total		81,593,359
Real Estate – 1.9%
	CapitaLand Ltd.	3,018,000	5,824,703
	Mitsui Fudosan Co., Ltd.	104,000	1,670,326
	Sun Hung Kai Properties Ltd.	795,000	7,545,618

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Swire Pacific Ltd., Class A	1,158,300	10,485,574
	Real Estate Total		25,526,221
	FINANCIALS TOTAL		409,934,241
HEALTH CARE – 8.0%
Health Care Equipment & Supplies – 0.8%
	GN Store Nord A/S	573,300	6,800,464
	Pihsiang Machinery Manufacturing Co., Ltd.	3	4
	Terumo Corp.	134,000	3,703,477
	Health Care Equipment & Supplies Total		10,503,945
Pharmaceuticals – 7.2%
	Astellas Pharma, Inc.	77,400	2,980,829
	AstraZeneca PLC	233,998	10,756,651
	Eisai Co., Ltd.	131,600	5,049,189
	GlaxoSmithKline PLC	728,137	18,026,949
	Novartis AG, Registered Shares	258,744	13,499,309
	Roche Holding AG, Genusschein Shares	74,052	11,081,391
	Sanofi-Aventis	137,608	11,070,326
	Takeda Pharmaceutical Co., Ltd.	197,000	10,774,570
	Teva Pharmaceutical Industries Ltd., ADR	290,500	11,875,640
	Pharmaceuticals Total		95,114,854
	HEALTH CARE TOTAL		105,618,799
INDUSTRIALS– 11.0%
Aerospace & Defense– 0.3%
	Singapore Technologies Engineering Ltd.	2,344,000	3,643,897
	Aerospace & Defense Total		3,643,897
Air Freight & Logistics – 0.3%
	Deutsche Post AG, Registered Shares	180,000	3,904,802
	Air Freight & Logistics Total		3,904,802
Building Products – 0.3%
	Nippon Sheet Glass Co., Ltd.	931,000	3,895,912
	Building Products Total		3,895,912
Commercial Services & Supplies – 0.6%
	Randstad Holding NV	114,418	4,717,454
	Securitas AB, Class B	204,900	3,137,824
	Commercial Services & Supplies Total		7,855,278
Construction & Engineering – 1.4%
	Shimizu Corp.	1,470,000	9,594,798

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS– (continued)
Construction & Engineering – (continued)
	Vinci SA	120,520	9,552,743
	Construction & Engineering Total		19,147,541
Electrical Equipment – 1.4%
	ABB Ltd. (a)	605,200	5,309,958
	Mitsubishi Electric Corp.	1,512,000	10,097,052
	Shanghai Electric Group Co., Ltd., Class H (a)	11,402,000	3,490,067
	Electrical Equipment Total		18,897,077
Industrial Conglomerates – 1.8%
	Hutchison Whampoa Ltd.	534,000	5,051,889
	Keppel Corp., Ltd.	367,000	2,537,658
	SembCorp Industries Ltd.	1,895,980	2,991,231
	Siemens AG, Registered Shares	71,957	5,440,220
	Smiths Group PLC	437,829	7,351,075
	Industrial Conglomerates Total		23,372,073
Machinery – 1.7%
	Atlas Copco AB, Class B	512,700	9,126,840
	Komatsu Ltd.	689,000	9,521,907
	THK Co., Ltd.	125,600	3,311,002
	Machinery Total		21,959,749
Marine – 0.3%
	Kawasaki Kisen Kaisha Ltd.	770,000	4,549,599
	Marine Total		4,549,599
Road & Rail – 1.1%
	Canadian Pacific Railway Ltd.	148,200	6,383,277
	ComfortDelGro Corp., Ltd.	2,367,000	2,096,627
	East Japan Railway Co.	1,068	6,703,350
	Road & Rail Total		15,183,254
Trading Companies & Distributors – 1.3%
	Mitsubishi Corp.	643,700	13,105,445
	Wolseley PLC	162,200	3,435,845
	Trading Companies & Distributors Total		16,541,290
Transportation Infrastructure– 0.5%
	BAA PLC	342,700	3,757,206

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS– (continued)
Transportation Infrastructure– (continued)
	Zhejiang Expressway Co., Ltd., Class H	4,364,100	2,806,872
	Transportation Infrastructure Total		6,564,078
	INDUSTRIALS TOTAL		145,514,550
INFORMATION TECHNOLOGY – 9.0%
Communications Equipment – 1.3%
	Nokia Oyj	482,700	8,241,901
	Telefonaktiebolaget LM Ericsson, ADR	257,700	8,395,866
	Communications Equipment Total		16,637,767
Computers & Peripherals – 1.1%
	Acer, Inc.	1,541,700	3,408,882
	FUJITSU Ltd.	698,000	5,098,198
	Toshiba Corp.	1,198,000	6,269,155
	Computers & Peripherals Total		14,776,235
Electronic Equipment & Instruments – 2.6%
	Hon Hai Precision Industry Co., Ltd.	658,600	3,315,820
	Hoya Corp.	215,900	7,775,795
	Murata Manufacturing Co., Ltd.	119,700	6,778,073
	Omron Corp.	221,700	5,041,505
	TDK Corp.	64,500	5,365,084
	Venture Corp., Ltd.	709,000	5,722,706
	Electronic Equipment & Instruments Total		33,998,983
Office Electronics – 0.5%
	Canon, Inc.	125,400	7,051,815
	Office Electronics Total		7,051,815
Semiconductors & Semiconductor Equipment – 2.2%
	Advantest Corp.	59,400	5,359,749
	ASML Holding NV (a)	249,800	4,760,943
	Marvell Technology Group Ltd. (a)	80,600	4,476,524
	Samsung Electronics Co., Ltd.	18,601	10,713,199
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	398,379	3,816,471
	Semiconductors & Semiconductor Equipment Total		29,126,886
Software – 1.3%
	Cognos, Inc. (a)	176,100	5,908,155
	Sage Group PLC	888,300	3,553,343

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	SAP AG	44,399	7,988,435
	Software Total		17,449,933
	INFORMATION TECHNOLOGY TOTAL		119,041,619
MATERIALS – 6.0%
Chemicals – 4.8%
	BASF AG	211,026	15,557,254
	Bayer AG	220,600	8,790,492
	Shin-Etsu Chemical Co., Ltd.	170,700	8,811,921
	Solvay SA	36,700	4,040,011
	Sumitomo Chemical Co., Ltd.	1,555,000	9,655,582
	Syngenta AG (a)	63,238	6,934,063
	Teijin Ltd.	1,169,000	6,376,640
	Yara International ASA	211,800	3,227,024
	Chemicals Total		63,392,987
Metals & Mining – 1.2%
	Anglo American PLC	304,400	9,501,586
	Rio Tinto PLC	164,500	6,683,353
	Metals & Mining Total		16,184,939
	MATERIALS TOTAL		79,577,926
TELECOMMUNICATION SERVICES – 4.7%
Diversified Telecommunication Services – 2.1%
	Deutsche Telekom AG, Registered Shares	383,513	6,366,362
	France Telecom SA	149,700	3,745,064
	Nippon Telegraph & Telephone Corp.	1,050	4,745,290
	PT Telekomunikasi Indonesia TBK, Series B Shares	5,897,200	3,243,783
	Telekom Austria AG	394,500	8,933,499
	Diversified Telecommunication Services Total		27,033,998
Wireless Telecommunication Services – 2.6%
	China Mobile Hong Kong Ltd.	1,236,800	6,033,084
	NTT DoCoMo, Inc.	3,054	4,784,554
	Vodafone Group PLC	11,156,060	23,960,838
	Wireless Telecommunication Services Total		34,778,476
	TELECOMMUNICATION SERVICES TOTAL		61,812,474
UTILITIES– 4.4%
Electric Utilities – 2.6%
	E.ON AG	115,076	10,939,311
	Fortum Oyj	297,600	5,218,504

8

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES– (continued)
Electric Utilities – (continued)
	Scottish & Southern Energy PLC	558,600	9,441,163
	Tokyo Electric Power Co., Inc.	352,000	8,450,076
	Electric Utilities Total		34,049,054
Gas Utilities – 0.7%
	Tokyo Gas Co., Ltd.	1,736,000	6,973,539
	Xinao Gas Holdings Ltd.	2,812,000	2,152,675
	Gas Utilities Total		9,126,214
Multi – Utilities– 1.1%
	RWE AG	61,600	4,242,444
	Veolia Environnement	249,500	10,685,362
	Multi – Utilities Total		14,927,806
	UTILITIES TOTAL		58,103,074
	Total Common Stocks (cost of $1,120,692,770)		1,316,342,405
Preferred Stocks – 0.3%
CONSUMER DISCRETIONARY – 0.3%
Automobiles – 0.3%
	Porsche AG	5,990	4,458,658
	Automobiles Total		4,458,658
	CONSUMER DISCRETIONARY TOTAL		4,458,658

	Total Preferred Stocks (cost of $3,821,577)		4,458,658

		Par ($)
Short-Term Obligation – 0.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/05, due 12/01/05 at 3.850%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $4,217,913 (repurchase proceeds $4,135,442)	4,135,000	4,135,000

	Total Short-Term Obligation (cost of $4,135,000)		4,135,000

9

Total Investments – 100.1% (cost of $1,128,649,347)(b)(c)	1,324,936,063

Other Assets & Liabilities, Net – (0.1)%	(1,821,884)

Net Assets – 100.0%	1,323,114,179

*                                         Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)                                  Non-income producing security.

(b)                                 Cost for federal income tax purposes is $1,128,649,347.

(c)                                  Unrealized appreciation and depreciation at November 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$221,575,620	$(25,288,904)	$196,286,716

Acronym	Name
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

10

Item 2. Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2006